SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Computers and peripheral equipment	33%
Office furniture and equipment	6% – 20% (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The components of AOCI were as follows:

	Unrealized gains (losses) on available- for-sale marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of January 1, 2018	$(44)	$-	$(44)

Other comprehensive income (loss) before reclassifications	12	(489)	(477)
Amounts reclassified from AOCI	-	245	245
Other comprehensive income (loss)	12	(244)	(232)

Balance as of December 31, 2018	$(32)	$(244)	$(276)

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year Ended December 31,
	2016	2017	2018

Dividend yield	0%	0%	0%-2.66%
Expected volatility	47.64%-52.95%	41.78%-47.25%	37.74%-41.72%
Risk-free interest	1.11%-1.86%	1.81%-2.14%	2.40%-3.06%
Expected life	4.76-5.30 years	4.77-5.28 years	4.78-5.27 years

Schedule Of Equity Based Compensation Expenses [Table Text Block]
The total share-based compensation expenses relating to all of the Company's share-based awards recognized for the years ended December 31, 2016, 2017 and 2018 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2016	2017	2018

Cost of revenues	$118	$84	$186
Research and development expenses, net	459	383	651
Selling and marketing expenses	1,101	1,024	1,238
General and administrative expenses	736	816	1,212
Total share-based compensation expenses	$2,414	$2,307	$3,287